Stock-Based Compensation - Narrative (Details)			1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 23, 2016 shares	Jan. 01, 2016 shares	May 31, 2015 shares	Jun. 30, 2014 shares	Jun. 30, 2010 USD ($) item	Sep. 30, 2017 USD ($) shares	Mar. 31, 2017 shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Options granted (in shares)						0
Shares issued in Replacement Offering	334,027
Options
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Unamortized compensation cost, net of expected forfeitures | $						$ 1,100,000			$ 1,100,000		$ 2,600,000
Weighted average expected period over which the expense is to be recognized									1 year 10 months 24 days		2 years 7 months 6 days
Tax benefits associated with exercise of stock options | $						0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Stock options exercised									0	0
RSU's
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Unamortized compensation cost, net of expected forfeitures | $											$ 600,000
Weighted average expected period over which the expense is to be recognized									1 year 4 months 24 days		2 years
Unamortized compensation cost for awards other than options, net of expected forfeitures | $						600,000			$ 600,000
Cash paid for employee income tax related to settlement of RSUs | $									22,000
Total intrinsic value of the restricted stock units outstanding | $						$ 400,000			$ 400,000
RSU's | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Stock-based compensation expense, recognition period									3 years
RSU's | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Stock-based compensation expense, recognition period									5 years
Employee stock purchase plan
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Increase in number of shares reserved for issuance			200,000
Number of offering periods | item					2
Offering period					6 months
Purchase price to be paid by participants as a percentage of price per share either at the beginning or the end of each six-month offering period, whichever is less					85.00%
Employee stock purchase plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Maximum amount of shares that eligible employee may purchase annually (in dollars) | $					$ 25,000
Amended and Restated 2010 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Increase in number of shares reserved for issuance		50,000					50,000
Amended and Restated 2010 Equity Incentive Plan [Member] | Options
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Options granted (in shares)							1,000
Shares issued in Replacement Offering							1,000
Increase in number of shares reserved for issuance				150,000							50,000	50,000	200,000